FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

September 6, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             FundVantage Trust

1940 Act File No. 811-22027

1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that, with the exception of the Prospectus of the WHV Emerging Markets Equity and International Equity Funds and the Prospectus and SAI for the Gotham Absolute Return Fund, each of the Prospectuses and Statements of Additional Information dated September 1, 2013 (collectively, the “Prospectuses and SAIs”) that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAIs contained in the Amendment.  The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on August 28, 2013 (SEC Accession No. 0001104659-13-066732).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ James Shaw

James Shaw
Treasurer

cc:                                Mr. Joel Weiss

Mr. John P. Falco, Esq.

Mr. John M. Ford, Esq.